Document and Entity Information	0 Months Ended
Jul. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2014
Registrant Name	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Central Index Key	0000860720
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	Feb. 28, 2014
Morgan Stanley European Equity Fund Inc. | A
Risk/Return:
Trading Symbol	EUGAX
Morgan Stanley European Equity Fund Inc. | B
Risk/Return:
Trading Symbol	EUGBX
Morgan Stanley European Equity Fund Inc. | L
Risk/Return:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | I
Risk/Return:
Trading Symbol	EUGDX